Fair Value of Available-for-Sale Securities Measured on Recurring Basis (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	$ 254,746,446	$ 244,050,671
Obligations of U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	27,372,000	29,962,000
Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	104,582,000	108,078,000
Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	93,036,000	78,187,000
Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	28,784,000	26,852,000
Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	972,000	972,000
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	972,000	972,000
Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	972,000	972,000
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	250,973,000	240,281,000
Significant Other Observable Inputs (Level 2) | Obligations of U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	27,372,000	29,962,000
Significant Other Observable Inputs (Level 2) | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	104,582,000	108,078,000
Significant Other Observable Inputs (Level 2) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	93,036,000	78,187,000
Significant Other Observable Inputs (Level 2) | Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	25,983,000	24,054,000
Significant Other Observable Inputs (Level 2) | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	0	0
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	2,801,000	2,798,000
Significant Unobservable Inputs (Level 3) | Obligations of U.S. Government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	0	0
Significant Unobservable Inputs (Level 3) | Municipal securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	0	0
Significant Unobservable Inputs (Level 3) | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	0	0
Significant Unobservable Inputs (Level 3) | Corporate obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	2,801,000	2,798,000
Significant Unobservable Inputs (Level 3) | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale securities	$ 0	$ 0